Principal joint operations - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Apr. 02, 2022
Disclosure of joint operations [line items]
Non-cancellable operating lease commitments not expected to be charged against EBITDA	$ 948
Queensland Alumina Limited
Disclosure of joint operations [line items]
Group interest (%)	80.00%
Rio Tinto | Queensland Alumina Limited
Disclosure of joint operations [line items]
Group interest (%)	80.00%
Percentage of production capacity maintained		1
RUSAL | Queensland Alumina Limited
Disclosure of joint operations [line items]
Group interest (%)	20.00%